UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM13F

                           FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2007
						-----------------
Check here if Amendment [ ]; Amendment Number:
						--------
   This Amendment (Check only one.):  [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      JDN Capital Management
           --------------------------
Address:   2420 Camino Ramon Suite 222
           --------------------------
           San Ramon, CA 94583
           --------------------------

           --------------------------

Form 13F File Number:  28- 11131
                           ---------------------

The institutional investment manager filing this report and the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  John Nguyen
       ----------------------------
Title: General Partner
       ----------------------------
Phone: 925-244-5990
       ----------------------------

Signature, Place, and Date of Signing

/s/ John Nguyen		        San Ramon, CA            August 8, 2007
---------------------     -------------------------      ----------------
     [Signature]                 [City, State]              [Date]
Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE (Check here if no holdings are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers (s).)

FORM13F SUMMARY


Report Summary:


Number of Other Included Managers:		 0
                                         -----------------

Form 13F Information Table Entry Total:  	120
					 -----------------

Form 13F Information Table Value Total:       116,659
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                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE




column 1              		column 2 column 3     column 4  column 5               column 6    column 7     column 8
--------              		-------- --------     --------  --------               ----------  --------     --------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                       Investment  Other        Voting Authority
Name of Issuer        		Title of Cusip        Value     Shrs or  sh/  put/     Discretion  Managers     Sole    Shared None
                      		Class                 (x$1000)  prn amt  prn  call
------------------    		-------  -------      --------  -------  ---  ----     ----------  --------     ----    ----   ----


Abercrombie & Fitch Co	        com	 002896207    1095	15000	 SH	       SOLE		        15000	0      0
Adaptec Inc	                com	 00651F108    515	135062	 SH	       SOLE		        135062  0      0
Advanced Micro Devices Inc	com	 007903107    1001	70000	 SH	       SOLE		        70000	0      0
Aeroflex Inc	                com	 007768104    165	11676	 SH            SOLE	        	11676	0      0
Amicas Inc	                com	 001712108    1275	360122	 SH            SOLE	         	360122  0      0
Ampex Corp	                com	 032087108    29	2165	 SH	       SOLE	         	2165    0      0
Andrew Corp	                com	 034425108    2716	188060	 SH	       SOLE	        	188060  0      0
Applied Micro Circuits Corp	com	 03822W109    626	250360	 SH	       SOLE     		250360  0      0
Avid Technolgy Inc	        com	 05367P100    311	8803	 SH	       SOLE	        	8803    0      0
Avnet Inc	                com	 053807103    1181	29800	 SH	       SOLE      		29800   0      0
Axcelis Technologies Inc	com	 054540109    745	114849	 SH	       SOLE	        	114849  0      0
Bell Microproducts Inc	        com	 078137106    1800	276071	 SH	       SOLE     		276071  0      0
Best Buy Inc	                com	 086516101    1414	30300	 SH	       SOLE	        	30300   0      0
Bisys Group Inc	                com	 055472104    864	73000	 SH	       SOLE      		73000   0      0
Borland Software Corp	        com	 099849101    1160	195279	 SH	       SOLE      		195279  0      0
Boston Scientific Corp	        com	 101137107    314	20500	 SH	       SOLE     		20500   0      0
Broadcom Corp	                com	 111320107    421	14400	 SH	       SOLE      		14400   0      0
Brocade Communications Sys	com	 111621108    414	52930	 SH	       SOLE      		52930   0      0
Bronco Drilling Co Inc	        com	 112211107    1890	115200	 SH	       SOLE      		115200  0      0
CBRE Realty Finance Inc	        com	 12498B307    773	65000	 SH	       SOLE      		65000   0      0
CRM Holdings Ltd	        com	 G2554P103    1032	134933	 SH	       SOLE     		134933  0      0
CalAmp Corp	                com	 128126109    875	211971	 SH	       SOLE	        	211971  0      0
Carrington Labs Inc	        com	 144525102    13	10300	 SH	       SOLE      		10300   0      0
Cerner Corp	                com	 156782104    223	4028	 SH	       SOLE     		4028    0      0
Charles & Colvard Ltd	        com	 159765106    64	12917	 SH	       SOLE      		12917   0      0
Chemtura Corp	                com	 163893100    1722	155000	 SH	       SOLE      		155000  0      0
Chevron Corporation	        com	 166764100    2982	35400	 SH	       SOLE	        	35400   0      0
Cisco Sys Inc	                com	 17275R102    554	19900	 SH	       SOLE      		19900   0      0
Clear Channel Communications	com	 184502102    567	15000	 SH	       SOLE     		15000   0      0
Cognex Corp	                com	 192422103    367	16287	 SH	       SOLE     		16287   0      0
Comfort Sys USA Inc	        com	 199908104    225	15900	 SH	       SOLE     	   	15900   0      0
Cost Plus Inc	                com	 221485105    785	92600	 SH	       SOLE     		92600   0      0
Cypress Semiconductor Corp	com	 232806109    967	41500	 SH	       SOLE     		41500   0      0
DSP Group Inc 	                com	 23332B106    1271	62100	 SH	       SOLE      		62100   0      0
Daktronics Inc	                com	 234264109    1452	67585	 SH	       SOLE     	 	67585   0      0
Dean Foods Co	                com	 242370104    1543	48400	 SH	       SOLE     		48400   0      0
Delia's Inc	                com	 246911101    811	106340	 SH	       SOLE     		106340  0      0
Dell Computer Corp	        com	 247025109    1071	37500	 SH	       SOLE     		37500   0      0
Diamond Offshore Drilling Inc	com	 25271C102    508	5000	 SH	       SOLE              	5000    0      0
E M C Corp Mass	                com	 268648102    760	42000	 SH	       SOLE     		42000   0      0
Electro Scientific Inds	        com	 285229100    636	30600	 SH	       SOLE     		30600   0      0
Emrise Corp	                com	 29246J101    81	67242	 SH	       SOLE     		67242   0      0
Endurance Specialty Holdgs Ltd	com	 G30397106    1413	35300	 SH	       SOLE     		35300   0      0
Fair Issac	                com	 303250104    822	20500	 SH	       SOLE     		20500   0      0
Family Dlr Stores Inc	        com	 307000109    868	25300	 SH	       SOLE     		25300   0      0
Fieldstone Invt Corp	        com	 31659U300    546	150000	 SH	       SOLE      		150000  0      0
Flextronics Intl Ltd	        com	 Y2573F102    1690	156465	 SH	       SOLE     		156465  0      0
Greenfield Online Inc	        com	 395150105    851       53479    SH            SOLE                     53479   0      0
HMS Hldgs Corp                  com      40425J101    239	12500	 SH	       SOLE      		12500   0      0
Hewitt Assocs Inc	        com	 42822Q100    482	15059	 SH	       SOLE     		15059   0      0
Hot Topic Inc	                com	 441339108    1683	154787	 SH	       SOLE     		154787  0      0
Hutchinson Technology Inc	com	 448407106    1317	70000	 SH	       SOLE     		70000   0      0
Intel Corp	                com	 458140100    2953	124400	 SH	       SOLE     		124400  0      0
Intervoice Inc           	com	 461142101    2182	261919	 SH	       SOLE      	  	261919  0      0
Itron Inc	                com	 465741106    265	3400	 SH	       SOLE      		3400    0      0
JDA Software Group Inc	        com	 46612K108    500	25454	 SH	       SOLE     		25454   0      0
JDS Uniphase Corp	        com	 46612J507    1708	127175	 SH	       SOLE     		127175  0      0
Jabil Circuit Inc	        com	 466313103    1997	90500	 SH	       SOLE     		90500   0      0
Jazz Technologies Inc	        com	 47214E102    644	213300	 SH	       SOLE     		213300  0      0
LeCroy Corp	                com	 52324W109    368	37866	 SH	       SOLE     		37866   0      0
Liz Claiborne Inc	        com	 539320101    1003	26900	 SH	       SOLE     		26900   0      0
Mc Donalds	                com	 580135101    699	13763	 SH	       SOLE     		13763   0      0
Mentor Graphics Corp	        com	 587200106    928	70470	 SH	       SOLE     		70470   0      0
Mercer Ins Group Inc	        com	 587902107    404	20303	 SH	       SOLE      	   	20303   0      0
Mercury Computer Sys	        com	 589378108    219	17991	 SH	       SOLE     		17991   0      0
Merix Corp	                com	 590049102    1127	142828	 SH	       SOLE      		142828  0      0
Meruelo Maddux Properties Inc 	com	 590473104    1014	124295	 SH	       SOLE     		124295  0      0
Montpelier Re Holdings Ltd	com	 G62185106    829	44700	 SH	       SOLE     		44700   0      0
Motorola Inc	                com	 620076109    857	48400	 SH	       SOLE     		48400   0      0
Mylan Labs Inc            	com	 628530107    1019	56000	 SH	       SOLE     		56000   0      0
NMS Communications Corp        	com	 629248105    1005	584525	 SH	       SOLE     		584525  0      0
Nautilus Inc             	com	 63910B102    1187	98585	 SH	       SOLE      		98585   0      0
Neoware Sys Inc         	com	 64065P102    152	11211	 SH	       SOLE     		11211   0      0
Newmont Mining          	com	 651639106    1172	30000	 SH	       SOLE     		30000   0      0
Newport Corp	                com	 651824104    928	59943	 SH	       SOLE      		59943   0      0
Nokia Corp              	com	 654902204    2136	76000	 SH	       SOLE     		76000   0      0
Nortel Networks Corp      	com	 656568102    327	13580	 SH	       SOLE	        	13580   0      0
Novell Inc              	com	 670006105    1073	137771	 SH	       SOLE     		137771  0      0
On-Assignment Inc        	com	 682159108    1688	157429	 SH	       SOLE     		157429  0      0
PSS World Medical Inc	        com	 69366A100    922	50621	 SH	       SOLE      		50621   0      0
Pacific Sunwear Calif Inc	com	 694873100    2096	95286	 SH	       SOLE     		95286   0      0
Pantry Inc	                com	 698657103    1383	30000	 SH	       SOLE     		30000   0      0
PeopleSupport Inc        	com	 712714302    1184	104349	 SH	       SOLE     		104349  0      0
Pfizer Inc	                com	 717081103    529	20700	 SH	       SOLE     		20700   0      0
Photronics Inc           	com	 719405102    1565	105195	 SH	       SOLE	        	105195  0      0
Pilgrims Pride Corp          	com	 721467108    954	25000	 SH	       SOLE     		25000   0      0
Plantronics Inc	                com	 727493108    1442	55000	 SH	       SOLE     		55000   0      0
Powerwave Technologies Inc	com	 739363109    503	75000	 SH	       SOLE     		75000   0      0
Presstek Inc 	                com	 741113104    368	46015	 SH	       SOLE     		46015   0      0
Pride Intl Inc Del           	com	 74153Q102    416	11100	 SH	       SOLE             	11100   0      0
Quiksilver Inc            	com	 74838C106    1310	92700	 SH	       SOLE      		92700   0      0
RF MicroDevices Inc            	com	 749941100    875	140204	 SH	       SOLE      		140204  0      0
Rackable Systems Inc          	com	 750077109    1195	96691	 SH	       SOLE      		96691   0      0
Radisys Corp            	com 	 750459109    1122	90492	 SH	       SOLE      		90492   0      0
Regeneration Tech Inc Del	com	 75886N100    1866	165837	 SH	       SOLE     		165837  0      0
RehabCare Group	                com	 759148109    202	14200	 SH	       SOLE     		14200   0      0
S1 Corporation           	com	 78463B101    560	70095	 SH	       SOLE	        	70095   0      0
SAIA Inc	                com	 81111T102    916	33600	 SH	       SOLE     		33600   0      0
Sara Lee Corp                   com	 803111103    214	12300	 SH	       SOLE     		12300   0      0
Sentry Technology        	com	 81731K101    3	        45100	 SH	       SOLE     		45100   0      0
Skyworks Solutions Inc       	com	 83088M102    1939	263823	 SH	       SOLE     		263823  0      0
Smurfit-Stone Container Corp	com	 832727101    1804	135547	 SH	       SOLE       		135547  0      0
Solectron Corp                 	com	 834182107    556	151200	 SH	       SOLE     		151200  0      0
Southwest Airls Co       	com	 844741108    2299	154200	 SH	       SOLE	        	154200  0      0
StarTek Inc               	com	 85569C107    744	68958	 SH	       SOLE      		68958   0      0
Starbucks Corp           	com	 855244109    1585	60400	 SH	       SOLE      		60400   0      0
Sun Microsystems Inc        	com	 866810104    808	153600	 SH	       SOLE      		153600  0      0
Symmetricom Inc         	com	 871543104    210	25000	 SH	       SOLE     		25000   0      0
TII Network Technologies Inc	com	 872479209    39	15000	 SH	       SOLE     		15000   0      0
Theragenics Corp        	com	 883375107    1622	389000	 SH	       SOLE	        	389000  0      0
Time Warner Inc	                com	 887317105    1578	75000	 SH	       SOLE     		75000   0      0
Tuesday Morning Corp          	com	 899035505    445	36016	 SH	       SOLE      		36016   0      0
United Parcel Service Inc	com	 911312106    1964	26900	 SH	       SOLE      		26900   0      0
Urologix Inc            	com	 917273104    193	86728	 SH	       SOLE     		86728   0      0
Vestin Rlty Mtg II Inc  	com	 92549X102    61	10568	 SH	       SOLE     		10568   0      0
Vignette Corp           	com	 926734104    1220	63675	 SH	       SOLE     		63675   0      0
Vishay Intertechnology Inc	com	 928298108    649	41000	 SH	       SOLE     		41000   0      0
Waste Mgmt Inc           	com	 94106L109    1992	51000	 SH	       SOLE	        	51000   0      0
X-Rite Inc              	com	 983857103    293	19808	 SH	       SOLE     		19808   0      0
YRC Worldwide Inc        	com	 984249102    1520	41300	 SH	       SOLE      		41300   0      0


